COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Jul. 31, 2021	Oct. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

9. COMMITMENTS AND CONTINGENCIES

Legal Proceedings

The Company is from time to time involved in legal proceedings in the ordinary course of our business. The Company does not believe that any of these claims or proceedings against the Company is likely to have, individually or in the aggregate, a material adverse effect on the financial condition or results of operations.

Merger Agreement

In the event of the closing of the Merger Agreement, the Company may be required under certain circumstances to pay the following:

●	Board-approved employee bonuses totaling approximately $1 million

●	In the event of involuntary termination, approximately $2.5 million in termination payments to Advaxis’ current executives

●	A tail insurance policy with a premium of approximately $2 million

●	Success fee to bankers of approximately $0.5 million

9. COMMITMENTS AND CONTINGENCIES

Legal Proceedings

Stendhal

On September 19, 2018, Stendhal filed a Demand for Arbitration before the International Centre for Dispute Resolution (Case No. 01-18-0003-5013) relating to the Co-development and Commercialization Agreement with Especificos Stendhal SA de CV (the “Stendhal Agreement”). In the demand, Stendhal alleged that (i) the Company breached the Stendhal Agreement when it made certain statements regarding its AIM2CERV program, (ii) that Stendhal was subsequently entitled to terminate the Agreement for cause, which it did so at the time and (iii) that the Company owes Stendhal damages pursuant to the terms of the Stendhal Agreement. Stendhal is seeking to recover $3 million paid to the Company in 2017 as support payments for the AIM2CERV clinical trial along with approximately $0.3 million in expenses incurred. Stendhal is also seeking fees associated with the arbitration and interest. The Company has answered Stendhal’s Demand for Arbitration and denied that it breached the Stendhal Agreement. The Company also alleges that Stendhal breached its obligations to the Company by, among other things, failing to make support payments that became due in 2018 and that Stendhal therefore owes the Company $3 million. Advaxis is also seeking fees associated with the arbitration and interest.

From October 21-23, 2019, an evidentiary hearing for the arbitration was conducted. On April 1, 2020, the Arbitrator issued a final award denying Stendhal’s claim in full. The Arbitrator found that the Company had not repudiated the Agreement and did not owe Stendhal damages, fees, or interest associated with the arbitration. The Arbitrator also denied the Company’s claim that Stendhal breached its obligations to the Company. The parties were ordered to bear their own attorneys’ fees and evenly split administrative fees and expenses for the arbitration.